Reconciliation of Differences between Basic and Diluted EPS (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ 43,034	¥ (456,660)	¥ (259,585)
Weighted-average shares outstanding	1,005,417	1,003,578	1,003,559
Effect of dilutive securities:
Stock acquisition rights	67
Zero coupon convertible bonds	65,308
Weighted-average shares for diluted EPS computation	1,070,792	1,003,578	1,003,559
Basic EPS	¥ 42.80	¥ (455.03)	¥ (258.66)
Diluted EPS	¥ 40.19	¥ (455.03)	¥ (258.66)